Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 11,816	$ 10,079	$ 10,064
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	11,067	9,281		$ 9,239
Amortized cost, gross of reinsurance ceded [Member] | Asia [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	451	636
Amortized cost, gross of reinsurance ceded [Member] | Canada [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	7,642	6,699
Amortized cost, gross of reinsurance ceded [Member] | U.S. [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,381	1,535
Amortized cost, gross of reinsurance ceded [Member] | GWAM [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,593	411
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	10,994	9,034
Fair value [Member] | Asia [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	438	607
Fair value [Member] | Canada [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	7,534	6,474
Fair value [Member] | U.S. [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,440	1,571
Fair value [Member] | GWAM [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 1,582	$ 382